UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 2.4%
Entertainment - 2.4%
Live Nation Entertainment Inc.	870,000	$46,553,700	*

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 1.4%
Aptiv PLC	331,000	26,192,030

Diversified Consumer Services - 1.8%
U.S. Service Corp. International	819,000	35,151,480

Internet & Direct Marketing Retail - 1.8%
Expedia Group Inc.	292,000	34,821,000

Leisure Products - 1.8%
Hasbro Inc.	381,000	34,503,360

Specialty Retail - 4.0%
Carvana Co.	450,000	16,717,500	*
Foot Locker Inc.	328,000	18,331,920
Ross Stores Inc.	441,000	40,624,920

Total Specialty Retail		75,674,340

TOTAL CONSUMER DISCRETIONARY		206,342,210

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 3.8%
Casey’s General Stores Inc.	311,000	40,019,480
US Foods Holding Corp.	978,000	32,978,160	*

TOTAL CONSUMER STAPLES		72,997,640

ENERGY - 3.4%
Energy Equipment & Services - 1.7%
Apergy Corp.	420,000	14,120,400	*
Core Laboratories NV	288,000	19,428,480

Total Energy Equipment & Services		33,548,880

Oil, Gas & Consumable Fuels - 1.7%
Newfield Exploration Co.	717,000	13,106,760	*
Pioneer Natural Resources Co.	135,000	19,213,200

Total Oil, Gas & Consumable Fuels		32,319,960

TOTAL ENERGY		65,868,840

FINANCIALS - 12.8%
Banks - 3.5%
First Republic Bank	403,000	38,941,890
Western Alliance Bancorp	643,000	28,472,040	*

Total Banks		67,413,930

Capital Markets - 1.6%
Lazard Ltd., Class A Shares	766,000	30,479,140

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Insurance - 5.3%
Arch Capital Group Ltd.	1,148,000	$33,693,800	*
Hartford Financial Services Group Inc.	595,000	27,917,400
Progressive Corp.	585,000	39,364,650

Total Insurance		100,975,850

Mortgage Real Estate Investment Trusts (REITs) - 2.4%
Starwood Property Trust Inc.	2,106,000	46,500,480

TOTAL FINANCIALS		245,369,400

HEALTH CARE - 13.0%
Biotechnology - 3.8%
Alexion Pharmaceuticals Inc.	240,000	29,510,400	*
BioMarin Pharmaceutical Inc.	438,000	42,998,460	*

Total Biotechnology		72,508,860

Health Care Equipment & Supplies - 1.5%
Varian Medical Systems Inc.	214,000	28,254,420	*

Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	355,000	29,596,350
Premier Inc., Class A Shares	580,000	23,078,200	*
WellCare Health Plans Inc.	76,000	21,012,480	*

Total Health Care Providers & Services		73,687,030

Life Sciences Tools & Services - 3.9%
Bio-Rad Laboratories Inc., Class A Shares	104,000	25,986,480	*
ICON PLC	190,000	26,577,200	*
Syneos Health Inc.	427,000	21,794,080	*

Total Life Sciences Tools & Services		74,357,760

TOTAL HEALTH CARE		248,808,070

INDUSTRIALS - 17.5%
Aerospace & Defense - 4.0%
Harris Corp.	245,000	37,529,100
L3 Technologies Inc.	51,000	10,040,880
Teledyne Technologies Inc.	129,000	28,924,380	*

Total Aerospace & Defense		76,494,360

Airlines - 1.8%
Alaska Air Group Inc.	531,000	33,957,450

Building Products - 1.0%
Masonite International Corp.	344,000	19,676,800	*

Commercial Services & Supplies - 1.5%
Waste Connections Inc.	355,000	29,663,800

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Electrical Equipment - 2.9%
AMETEK Inc.	383,000	$27,920,700
Rockwell Automation Inc.	166,000	28,140,320

Total Electrical Equipment		56,061,020

Machinery - 3.8%
Ingersoll-Rand PLC	408,000	40,816,320
WABCO Holdings Inc.	286,000	32,669,780	*

Total Machinery		73,486,100

Road & Rail - 1.1%
Old Dominion Freight Line Inc.	151,000	20,525,430

Trading Companies & Distributors - 1.4%
Air Lease Corp.	689,000	26,140,660

TOTAL INDUSTRIALS		336,005,620

INFORMATION TECHNOLOGY - 19.2%
Electronic Equipment, Instruments & Components - 3.8%
CDW Corp.	499,000	41,551,730
IPG Photonics Corp.	151,000	20,083,000	*
Keysight Technologies Inc.	137,000	10,140,740	*

Total Electronic Equipment, Instruments & Components		71,775,470

IT Services - 2.7%
Alliance Data Systems Corp.	128,000	22,731,520
Amdocs Ltd.	500,000	27,940,000

Total IT Services		50,671,520

Semiconductors & Semiconductor Equipment - 4.1%
Lam Research Corp.	130,000	22,045,400
Xilinx Inc.	509,000	56,977,460

Total Semiconductors & Semiconductor Equipment		79,022,860

Software - 8.6%
Aspen Technology Inc.	431,000	41,647,530	*
Autodesk Inc.	232,000	34,150,400	*
Box Inc., Class A Shares	1,100,000	23,012,000	*
Palo Alto Networks Inc.	174,000	37,378,680	*
Splunk Inc.	234,000	29,212,560	*

Total Software		165,401,170

TOTAL INFORMATION TECHNOLOGY		366,871,020

MATERIALS - 3.8%
Chemicals - 1.3%
Methanex Corp.	452,000	24,665,640

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Containers & Packaging - 2.5%
Ardagh Group SA		996,000	$12,071,520
Berry Global Group Inc.		747,000	36,789,750	*

Total Containers & Packaging			48,861,270

TOTAL MATERIALS			73,526,910

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Alexandria Real Estate Equities Inc.		350,000	46,098,500
Liberty Property Trust		572,000	26,964,080
Vornado Realty Trust		462,000	32,298,420

Total Equity Real Estate Investment Trusts (REITs)			105,361,000

Real Estate Management & Development - 1.5%
Jones Lang LaSalle Inc.		195,000	27,964,950

TOTAL REAL ESTATE			133,325,950

UTILITIES - 5.2%
Electric Utilities - 2.1%
Eversource Energy		570,000	39,563,700

Multi-Utilities - 3.1%
Ameren Corp.		550,000	38,137,000
DTE Energy Co.		186,000	21,901,500

Total Multi-Utilities			60,038,500

TOTAL UTILITIES			99,602,200

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,379,181,333)			1,895,271,560

RATE
SHORT-TERM INVESTMENTS - 1.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $23,792,265)	2.234%	23,792,265	23,792,265

TOTAL INVESTMENTS - 100.1% (Cost - $1,402,973,598)			1,919,063,825
Liabilities in Excess of Other Assets - (0.1)%			(2,337,113)

TOTAL NET ASSETS - 100.0%			$1,916,726,712

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,895,271,560	—	—	$1,895,271,560
Short-Term Investments†	23,792,265	—	—	23,792,265

Total Investments	$1,919,063,825	—	—	$1,919,063,825

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 21, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 21, 2019